Investment Securities (Tables)	3 Months Ended
Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Amortized Cost And Fair Values Of Investment Securities Available For Sale
The amortized cost, gross unrealized gains and losses, and fair values of investment securities available for sale at March 31, 2016 and December 31, 2015 were as follows.

	March 31, 2016
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
U.S. agency securities	$11,913	$666	$—	$12,579
Corporate bonds	11,991	—	664	11,327
Mortgage-backed securities -
Agency	147,675	3,129	35	150,769
Asset-backed securities	23,796	6	774	23,028
Equity securities	970	443	—	1,413
Total investment securities
available for sale	$196,345	$4,244	$1,473	$199,116

	December 31, 2015
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(in thousands)	Cost	Gains	Losses	Value
U.S. agency securities	$12,565	$507	$—	$13,072
Corporate bonds	11,994	—	804	11,190
Mortgage-backed securities -
Agency	147,980	1,498	279	149,199
Asset-backed securities	23,787	—	495	23,292
Equity securities	970	451	—	1,421
Total investment securities
available for sale	$197,296	$2,456	$1,578	$198,174

Fair Values And Gross Unrealized Losses By Investment
The following tables reflect the fair values and gross unrealized losses aggregated by investment category and length of time that the individual securities have been in a continuous unrealized loss position at March 31, 2016 and December 31, 2015.

	March 31, 2016
(in thousands)	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Loss	Fair Value	Loss	Fair Value	Loss
Corporate bonds	$—	$—	$11,327	$664	$11,327	$664
Mortgage-backed securities -
Agency	1,966	3	2,416	32	4,382	35
Asset-backed securities	13,543	493	5,664	281	19,207	774
	$15,509	$496	$19,407	$977	$34,916	$1,473

	December 31, 2015
(in thousands)	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
Description of Securities	Fair Value	Loss	Fair Value	Loss	Fair Value	Loss
Corporate bonds	—	—	11,190	804	11,190	804
Mortgage-backed securities -
Agency	56,787	244	1,517	35	58,304	279
Asset-backed securities	17,554	291	5,738	204	23,292	495
	$74,341	$535	$18,445	$1,043	$92,786	$1,578

Amortized Cost And Fair Values Of Investment Securities Not OTTI By Contractual Maturity
The amortized cost and fair value by contractual maturity of investment securities available for sale that are not determined to be other-than-temporarily impaired at March 31, 2016 and December 31, 2015 are shown below.

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.  Mortgage-backed and asset-backed securities, which are not due at a single maturity date, and equity securities, which do not have contractual maturities, are shown separately.

	March 31, 2016		December 31, 2015
	Amortized		Amortized
(in thousands)	Cost	Fair Value	Cost	Fair Value
Due after one year
but less than five years	2,128	2,182	2,253	2,304
Due after five years
but less than ten years	12,434	11,854	12,518	11,785
Due after ten years	9,342	9,870	9,788	10,173
Mortgage-backed securities -
Agency	147,675	150,769	147,980	149,199
Asset-backed securities	23,796	23,028	23,787	23,292
Equity securities	970	1,413	970	1,421
Total available for sale securities	$196,345	$199,116	$197,296	$198,174